Restructuring Charges and Cost Savings Initiatives (Tables)	12 Months Ended
Aug. 02, 2015
2015 Initiatives [Member]
Schedule Of Pre-Tax Charge And Remaining Costs [Table Text Block]	A summary of the pre-tax costs associated with the 2015 initiatives is as follows:

Recognized as of August 2, 2015
Severance pay and benefits	$94
Implementation and other costs	30
Total	$124

Schedule Of Restructuring Activity And Related Reserves [Table Text Block]
A summary of the restructuring activity and related reserves associated with the 2015 initiatives at August 2, 2015, is as follows:

	Accrued Balance at August 3, 2014	2015 Charges	2015 Cash Payments	Foreign Currency Translation Adjustment	Accrued Balance at August 2, 2015 (3)
Severance pay and benefits	$—	$87	$(1)	$(1)	$85
Other costs	—	8	—	—	8
	$—	95	$(1)	$(1)	$93
Non-cash benefits(1)		7
Implementation costs(2)		22
Total charges		$124
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(1)	Represents postretirement and pension curtailment costs. See Note 11.

(2)
Includes other costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet. The costs are included in Administrative expenses in the Consolidated Statements of Earnings.

(3)	Includes $45 of severance pay and benefits recorded in Other liabilities in the Consolidated Balance Sheet.

Schedule Of Restructuring Charges Associated With Each Reportable Segment
A summary of the pre-tax costs incurred to date associated with segments is as follows:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Corporate	Total
Severance pay and benefits	$48	$42	$1	$3	$94
Implementation and other costs	6	2	—	22	30
	$54	$44	$1	$25	$124

2014 Initiatives [Member]
Schedule Of Pre-Tax Charge And Remaining Costs [Table Text Block]	A summary of the pre-tax costs associated with the 2014 initiatives is as follows:

Total Program
Severance pay and benefits	$41
Asset impairment	12
Other exit costs	1
Total	$54

Schedule Of Restructuring Activity And Related Reserves [Table Text Block]
A summary of the restructuring activity and related reserves associated with the 2014 initiatives at August 2, 2015, is as follows:

	Accrued Balance at July 28, 2013	2014 Charges	2014 Cash Payments	Accrued Balance at August 3, 2014	2015 Cash Payments	Foreign Currency Translation Adjustment	Accrued Balance at August 2, 2015(2)
Severance pay and benefits	$—	$41	(13)	28	(16)	(2)	$10
Asset impairment		12
Other exit costs(1)		1
Total charges		$54
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(1)	Includes non-cash costs that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.

(2)	Includes $4 of severance pay and benefits recorded in Other liabilities in the Consolidated Balance Sheet.

Schedule Of Restructuring Charges Associated With Each Reportable Segment
A summary of restructuring charges associated with segments is as follows:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Corporate	Total
Severance pay and benefits	$13	$26	$1	$1	$41
Asset impairment	1	11	—	—	12
Other exit costs	—	1	—	—	1
	$14	$38	$1	$1	$54

2013 Initiatives [Member]
Schedule Of Pre-Tax Charge And Remaining Costs [Table Text Block]
A summary of the pre-tax costs associated with the 2013 initiatives recognized is as follows:

Total Program
Severance pay and benefits	$31
Accelerated depreciation/asset impairment	99
Other exit costs	12
Total	$142

Schedule Of Restructuring Activity And Related Reserves [Table Text Block]
A summary of the restructuring activity and related reserves associated with the 2013 initiatives at August 2, 2015, is as follows:

	Severance Pay and Benefits	Asset Impairment/Accelerated Depreciation	Non-Cash Benefits(1)	Other Exit Costs(2)	Total Charges
Accrued balance at July 29, 2012	$—
2013 charges	32	99	(1)	8	$138
2013 cash payments	(15)
Accrued balance at July 28, 2013	$17
2014 charges	—	—	—	4	$4
2014 cash payments	(14)
Accrued balance at August 3, 2014	$3
2015 cash payments	(3)
Accrued balance at August 2, 2015	$—
_______________________________________

(1)	Represents pension curtailments. See Note 11.

(2)	Includes non-cash costs and other exit costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet

Schedule Of Restructuring Charges Associated With Each Reportable Segment
A summary of restructuring charges and related costs associated with segments is as follows:

	Americas Simple Meals and Beverages	Global Biscuits and Snacks	Campbell Fresh	Total
Severance pay and benefits	$28	$2	$1	$31
Accelerated depreciation/asset impairment	89	10	—	99
Other exit costs	10	2	—	12
	$127	$14	$1	$142